Trade and Other Receivables (Tables)	12 Months Ended
Mar. 31, 2025
Trade and other receivables [abstract]
Schedule of Trade and Other Receivables

	JPY (millions) As of March 31
	2024	2025
Trade receivables	¥718,675	¥770,896
Other receivables	55,964	58,050
Impairment loss allowance	(8,376)	(9,763)
Chargebacks and other allowances	(97,860)	(109,718)
Total	¥668,403	¥709,465